CAPITAL STOCK AND EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CAPITAL STOCK AND EARNINGS PER SHARE
Schedule of the weighted-average number of shares outstanding for basic and diluted loss per share

		For the period
	For the year ended	from April 30, 2019 to
	December 31, 2020	December 31, 2019
Basic and diluted weighted average shares outstanding	96,716	68,279

BASIC AND DILUTED LOSS PER SHARE
Schedule of computation of basic and diluted loss per share

	Three months ended	Three months ended
	March 31, 2021	March 31, 2020
Basic and diluted weighted average shares outstanding	174,325	71,911